Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of remuneration of executive personnel

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Salaries and benefits	$2,779,707	$2,459,109	$2,503,893
Share-based payments	$985,174	2,680,442	1,188,462
	$3,764,881	$5,139,551	$3,692,355